As filed with the Securities and Exchange Commission on 3/30/2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Municipal Money Market Fund

	Principal
	Amount		Value
	Municipal Bonds - 98.5%
	Alabama - 2.0%
	$1,325,000	Forsyth Housing Authority Multi-Family
		Revenue, Union Hill Apartments LP
		(LOC: Columbus Bank & Trust)
		3.880%, 02/07/2007 (a)(b)	$1,325,000
	6,100,000	Mobile Industrial Development Board Revenue
		(LOC: Regions Bank)
		3.820%, 02/01/2007 (a)(b)	6,100,000
	1,500,000	Mobile Industrial Development Revenue,
		Hosea O Weaver & Sons
		(LOC: Regions Bank)
		3.810%, 02/07/2007 (a)(b)	1,500,000
	195,000	Montgomery Industrial Development
		Revenue, Dev-Kinpak, Inc.
		(LOC: Regions Bank)
		3.860%, 02/07/2007 (a)(b)	195,000
	1,120,000	Montgomery Industrial Development
		Revenue, Norment Industries, Inc.
		(LOC: LaSalle Bank N.A.)
		3.810%, 02/07/2007 (a)(b)	1,120,000
			10,240,000
	Alaska - 0.2%
	855,000	Industrial Development & Export Authority - Lot 12
		(LOC: Bank of America N.A.)
		4.030%, 02/07/2007 (a)(b)	855,000

	Arizona - 0.3%
	445,000	Maricopa County Industrial Development Authority
		Multifamily Revenue, San Fernando Apartments LP - Series A
		3.930%, 02/07/2007 (a)(b)	445,000
	1,250,000	Pinal County Arizona Industrial Authority Solid Waste
		(CS: Farm Credit Services)
		3.760%, 02/07/2007 (a)(b)	1,250,000
			1,695,000
	California - 0.9%
	4,700,000	Riverside County Industrial Development Authority
		Revenue, TRM Manufacturing, Inc.
		(LOC: California Bank & Trust)
		3.710%, 02/07/2007 (a)(b)	4,700,000

	Colorado - 4.9%
	3,000,000	Bachelor Gulch Metropolitan District
		(LOC: Compass Bank)
		3.700%, 12/01/2007 (c)	3,000,000
	1,900,000	Broomfield Village Metropolitan District 2,
		Special Obligation Revenue
		(LOC: Compass Bank)
		3.860%, 02/07/2007 (a)(b)	1,900,000
	2,100,000	Denver City & County Economic Development
		Revenue, Western Stock Show Project
		(LOC: U.S. Bank NA)
		3.800%, 02/07/2007 (a)(b)	2,100,000
	1,350,000	Four Mile Ranch Metropolitan District
		(LOC: Zions First National Bank)
		3.710%, 02/07/2007 (a)(b)(c)	1,350,000
	2,600,000	Housing & Finance Authority Economic
		Development Revenue, Cytoskeleton Inc.
		(LOC: Compass Bank)
		3.810%, 02/07/2007 (a)(b)	2,600,000
	1,850,000	Housing & Finance Authority Economic Development
		Revenue, Stoneage Inc. Project - Series A
		(LOC: California Bank & Trust)
		3.860%, 02/07/2007 (a)(b)	1,850,000
	1,475,000	Housing & Finance Authority Economic Development
		Revenue, Top Shop - Series A
		(LOC: JP Morgan Chase Bank)
		3.810%, 02/07/2007 (a)(b)	1,475,000
	1,575,000	Housing & Finance Authority Economic Development
		Revenue, Warneke Paper Box Co.
		(LOC: Wells Fargo Bank NA)
		3.710%, 02/07/2007 (a)(b)	1,575,000
	1,000,000	Housing & Finance Authority Economic Revenue,
		Casarosa & Denver Gasket
		(LOC: Keybank N.A.) (a)(b)
		3.860%, 02/07/2007	1,000,000
	2,067,000	Jefferson County Industrial Development
		Revenue, EPI-Center LLC
		(LOC: JP Morgan Chase Bank)
		3.810%, 02/07/2007 (a)(b)	2,067,000
	1,900,000	State Agriculture Development Authority, Rocky
		Mountain Milling, LLC
		(LOC: COBank ACB)
		3.760%, 02/07/2007 (a)(b)	1,900,000
	1,000,000	Triview Colorado Metropolitan District
		(LOC: Compass Bank)
		3.750%, 11/01/2007 (a)(b)(c)	1,000,000
	3,400,000	Wildgrass Metropolitan District
		(LOC: Compass Bank)
		3.760%, 02/07/2007 (a)(b)(c)	3,400,000
			25,217,000
	Florida - 0.4%
	2,000,000	Brevard County Industrial Development Revenue,
		Designers Choic Cabinetry
		(LOC: Amsouth Bank)
		3.720%, 02/07/2007 (a)(b)	2,000,000

	Georgia - 1.3%
	1,310,000	De Kalb County Housing Authority Revenue, Stone
		Mill Run Apartments
		(LOC: First Tennessee Bank)
		3.760%, 02/07/2007 (a)(b)	1,310,000
	1,410,000	Douglas County Development Authority
		Revenue, Denyse Signs Inc.
		(LOC: Bank of North Georgia)
		3.860%, 02/07/2007 (a)(b)	1,410,000
	1,560,000	Lowndes County Georgia Development Authority Revenue
		(LOC: First State Bank & Trust )
		3.810%, 07/20/2007 (a)(b)	1,560,000
	2,300,000	Walton County Industrial Building Authority
		Revenue, Leggett & Platt, Inc.
		(LOC: Wachovia Bank N.A.)
		3.710%, 02/07/2007 (a)(b)	2,300,000
			6,580,000
	Idaho - 0.2%
	1,000,000	Hailey Industrial Development Corporation Revenue,
		Rocky Mountain Hardware
		(LOC: Wells Fargo Bank NA)
		3.810%, 02/07/2007 (a)(b)	1,000,000

	Illinois - 6.1%
	830,000	Carol Stream Industrial Development Revenue,
		MI Enterprises
		(LOC: JP Morgan Chase Bank)
		3.860%, 02/07/2007 (a)(b)	830,000
	965,000	Clinton Industrial Development Revenue, McElroy
		Metal Mill, Inc.
		(LOC: Amsouth Bank)
		3.790%, 02/07/2007 (a)(b)	965,000
	3,080,000	Southwestern Development Authority Industrial Development
		Revenue, Mattingly Lumber Project - Series A
		(LOC: First Bank)
		3.820%, 02/07/2007 (a)(b)	3,080,000
	755,000	Development Finance Authority Industiral Development
		Revenue, Church Road Partnerhship
		(LOC: Bank One NA)
		3.950%, 02/07/2007 (a)(b)	755,000
	540,000	Development Finance Authority Industiral Development
		Revenue, Fine Points LLC
		(LOC: Bank One NA)
		3.950%, 02/07/2007 (a)(b)	540,000
	550,000	Development Finance Authority Industrial Development
		Revenue, Florence Corp.
		(LOC: Bank One NA)
		3.950%, 02/07/2007 (a)(b)	550,000
	1,240,000	Development Finance Authority Industrial Development
		Revenue, Haskris Co.
		(LOC: Bank One NA)
		3.950%, 02/07/2007 (a)(b)	1,240,000
	2,625,000	Development Finance Authority Industrial Development
		Revenue, Maclean-Fogg Co.
		(LOC: Bank of America N.A.)
		3.950%, 02/07/2007 (a)(b)	2,625,000
	500,000	Development Finance Authority Industrial Development
		Revenue, Nu-Way Industries Inc.
		(LOC: LaSalle Bank N.A.)
		3.650%, 02/07/2007 (a)(b)	500,000
	800,000	Development Finance Authority Multi-family Revenue,
		Butterfield Creek
		(LOC: LaSalle Bank N.A.)
		3.870%, 02/07/2007 (a)(b)	800,000
	1,700,000	Elgin Industrial Development Revenue, Bailey
		Development L.L.C. Project-A
		(LOC: LaSalle Bank N.A.)
		3.730%, 02/07/2007 (a)(b)	1,700,000
	1,625,000	Finance Authority Industrial Development
		Revenue, E Kinast - Series A
		(LOC: JP Morgan Chase Bank)
		3.950%, 02/07/2007 (a)(b)	1,625,000
	750,000	Finance Authority Industrial Revenue, Metform Corporation
		(LOC: Bank of America N.A.)
		3.950%, 02/07/2007 (a)(b)	750,000
	1,190,000	Harvard Health Care Facility Revenue, Harvard
		Memorial Hospital, Inc.
		(LOC: M&I Bank)
		3.860%, 02/07/2007 (a)(b)	1,190,000
	855,000	Housing Developement Authority
		3.700%, 07/01/2007	855,000
	900,000	Iroquois County Industrial Development Revenue,
		Swissland Packing Co.
		(LOC: Bank One NA)
		3.950%, 02/07/2007 (a)(b)	900,000
	6,340,000	Lakemoor Multifamily Revenue, Jupiter Realty Corp.
		3.850%, 02/07/2007 (a)(b)	6,340,000
	4,000,000	Phoenix Realty Special Account -U LP Multifamily
		Revenue, Brightons Mark
		(LOC: Northern Trust)
		3.830%, 02/07/2007 (a)(b)	4,000,000
	1,800,000	Richton Park Industrial Development Revenue
		(LOC: National City Bank)
		3.660%, 02/07/2007 (a)(b)	1,800,000
			31,045,000
	Indiana - 1.7%
	700,000	Development Finance Authority, Timberland Resources Project
		(LOC: Regions Bank)
		3.810%, 02/07/2007 (a)(b)	700,000
	6,500,000	Hartford City Industrial Limited Obligation Revenue,
		Petoskey Plastics Inc.
		(LOC: Comercial Bank)
		3.780%, 02/07/2007 (a)(b)	6,500,000
	500,000	Health Facility Financing Authority Revenue Bonds
		(LOC: JP Morgan Chase Bank)
		3.800%, 02/07/2007 (a)(b)	500,000
	810,000	Lawrence Industrial Economic Development Revenue,
		Southwark Metal Manufacturing Co.
		(LOC: Citizens Bank)
		3.900%, 02/07/2007 (a)(b)	810,000
	455,000	Princeton Industrial Development Revenue, Orion
		Denki American, Inc.
		(LOC: Bank Of Tokyo-Mitsubishi)
		3.790%, 02/07/2007 (a)(b)	455,000
			8,965,000
	Iowa - 0.6%
	1,180,000	Finance Authority Development Revenue, Sweetman Construction Co. Project
		(LOC: Wells Fargo Bank N.A.)
		3.710%, 02/07/2007 (a)(b)	1,180,000
	1,850,000	Le Mars Iowa Industrial Development Revenue
		(LOC: Farm Credit Services)
		3.760%, 02/07/2007 (a)(b)	1,850,000
			3,030,000
	Kansas - 0.2%
	1,110,000	State Development Finance Authority, Four Seasons
		Apartments Project
		(LOC: U.S. Bank N.A.)
		3.840%, 02/07/2007 (a)(b)	1,110,000

	Kentucky - 2.8%
	400,000	Bardstown Industrial Revenue
		(LOC: Bank of Michigan)
		3.950%, 02/07/2007 (a)(b)	400,000
	445,000	Hancock County Industrial Development Revenue,
		Precision Roll Grinders
		(LOC: Chase Manhattan Bank)
		3.950%, 02/07/2007 (a)(b)	445,000
	13,500,000	Logan - Todd Regional Water Commission
		4.000%, 02/01/2007	13,500,000
			14,345,000
	Louisiana - 2.6%
	2,000,000	Ascension Parish Waste Disposal, Alliedsignal, Inc.
		3.960%, 02/07/2007 (a)(b)	2,000,000
	1,700,000	Calcasieu Parish, Inc Industrial Development Board
		(LOC: BNP Paribas)
		3.790%, 02/07/2007 (a)(b)	1,700,000
	9,565,000	Morgan Keegan Municipal Products Inc.
		3.710%, 02/07/2007 (a)(b)	9,565,000
			13,265,000
	Michigan - 0.9%
	1,000,000	Strategic Fund Limited Obligation Revenue Series A,
		Waterland Battle Creek Properties LLC
		(LOC: Fifth Third Bank)
		4.060%, 02/07/2007 (a)(b)	1,000,000
	1,770,000	Strategic Fund Limited Obligation Revenue, Kaja
		Enterprises, LLC
		(LOC: National City Bank Midwest)
		3.790%, 02/07/2007 (a)(b)	1,770,000
	1,000,000	Strategic Fund Limited Obligation Revenue, Quality
		Assured Plastics
		(LOC: State bank of Caledonia)
		3.950%, 02/07/2007 (a)(b)	1,000,000
	600,000	Strategic Fund Limited Obligation Revenue, Richwood
		Industries Inc.
		(LOC: Bank One Michigan)
		3.850%, 02/07/2007	600,000
			4,370,000
	Minnesota - 10.3%
	3,535,000	Board Securitization Trust S - 1
		(LOC: LaSalle Bank N.A.)
		3.810%, 02/07/2007 (a)(b)	3,535,000
	3,545,000	Board Securitization Trust S - 2
		(LOC: LaSalle Bank N.A.)
		3.810%, 02/07/2007 (a)(b)	3,545,000
	235,000	Dakota County Community Development Agency Multi-Family
		Housing Revenue, Brentwood Hills Apartments Project-B
		(LOC: LaSalle Bank N.A.)
		3.850%, 02/07/2007 (a)(b)	235,000
	17,600,000	East Grand Forks Solid Waste Disposal Revenue, American
		Crystal Sugar Co Project
		(LOC: COBank ACB)
		3.760%, 02/07/2007 (a)(b)	17,600,000
	5,750,000	East Grand Forks Solid Waste Disposal Revenue, American
		Crystal Sugar Co.
		(LOC: COBank ACB)
		3.760%, 02/07/2007 (a)(b)	5,750,000
	8,245,000	JB Bond Securitization Trust Cl A
		(LOC: LaSalle Bank N.A.)
		3.810%, 02/07/2007 (a)(b)	8,245,000
	3,640,000	Minnesota St - Series 1440 - Pool Trust National
		3.860%, 02/07/2007 (a)(b)	3,640,000
	950,000	Owatonna Housing Revenue, Second Century
		(LOC: American Bank of St. Paul)
		3.810%, 02/07/2007 (a)(b)	950,000
	3,740,000	Ramsey Industrial Development Revenue,
		Kilkenny LLC - Series A
		3.910%, 02/07/2007 (a)(b)	3,740,000
	3,800,000	Stevens County Minnesota Solid Waste Revenue
		(LOC: AGCountry Farm Credit)
		3.760%, 02/07/2007 (a)(b)	3,800,000
	1,745,000	Waite Park Minnesota Industrial Development Revenue
		(LOC: Bremer Bank N.A.)
		3.790%, 02/07/2007 (a)(b)	1,745,000
			52,785,000
	Mississippi - 1.3%
	6,750,000	Prentiss County Industrial Development Reveune,
		Heidelberg Eastern
		(LOC: Unibank for Savings)
		3.900%, 03/02/2007 (a)(b)	6,750,000

	Missouri - 2.4%
	3,100,000	Cabool Industrial Development Authority, Ameriduct
		Worldwide, Inc.
		(LOC: Harris Trust & Savings Bank)
		3.830%, 02/07/2007 (a)(b)	3,100,000
	3,490,000	Washington Industrial Development Authority Industrial
		Revenue, Clemco Industries
		(LOC: Comerica Bank)
		3.900%, 02/07/2007 (a)(b)	3,490,000
	3,660,000	Springfield Industrial Development Authority Revenue,
		DMP Properties LLC
		(LOC: U.S. Bank N.A.)
		3.870%, 02/07/2007 (a)(b)	3,660,000
	2,000,000	St. Joseph Industrial Development Authority Industrial
		Development Revenue, Albaugh Inc. - Series A
		(LOC: U.S. Bank N.A.)
		3.970%, 02/07/2007 (a)(b)	2,000,000
			12,250,000
	Multistate - 29.9%
	11,220,000	Class B Revenue Bond Certificates - Series Trust 2004-1
		3.860%, 02/07/2007 (a)(b)	11,220,000
	9,745,000	Class B Revenue Bond Certificates - Series Trust-1
		3.870%, 02/07/2007 (a)(b)	9,745,000
	18,500,000	J P Morgan Chase & Co Putters - Series 1632P
		3.810%, 02/07/2007 (a)(b)	18,500,000
	9,950,000	J P Morgan Chase & Co Putters - Series 1633P
		3.810%, 02/07/2007 (a)(b)	9,950,000
	2,480,000	J P Morgan Chase & Co Putters - Series 1684P
		3.810%, 02/07/2007 (a)(b)	2,480,000
	24,765,000	Puttable Floating Option Tax-Exempt Receipts 003
		3.810%, 02/07/2007 (a)(b)	24,765,000
	50,220,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		3.810%, 02/07/2007 (a)(b)	50,220,000
	10,685,000	Puttable Floating Option Tax-Exempt Receipts, Regular
		Floats Mode A PPT-38
		(LOC: Lloyds TSB Bank)
		4.250%, 02/07/2007 (a)(b)	10,685,000
	3,100,000	Revenue Bond Certificate Series Trust 2004-13, Centennial
		3.860%, 02/07/2007 (a)(b)	3,100,000
	5,000,000	Revenue Bond Certificate Series Trust 2005-1
		3.870%, 02/07/2007 (a)(b)	5,000,000
	5,000,000	Revenue Bond Certificate Series Trust 2006-2,
		Meridian Apartments
		3.870%, 02/07/2007 (a)(b)	5,000,000
	2,000,000	Revenue Bond Certificate Series Trust 2006-4,
		Wildwood Branch
		3.870%, 02/07/2007 (a)(b)	2,000,000
			152,665,000
	Nevada - 0.3%
	1,500,000	Winnemucca Economic Development Revenue,
		Carry on Trailor Inc.
		(LOC: Regions Bank)
		3.780%, 02/07/2007 (a)(b)	1,500,000

	New Jersey - 0.2%
	1,265,000	Economic Development Authority, Accurate Box Co. - Series A
		(LOC: Sun Bank N.A.)
		3.710%, 02/07/2007 (a)(b)	1,265,000

	New Mexico - 1.0%
	1,175,000	Albuquerque Industrial Development Revenue, Karsten Co.
		(LOC: U.S. Bank N.A.)
		3.850%, 02/07/2007 (a)(b)	1,175,000
	1,300,000	Housing Authority Region III Multifamily Revenue,
		El Pueblo Apartments - Series A
		(LOC: PNC Bank N.A.)
		3.860%, 02/07/2007 (a)(b)	1,300,000
	1,500,000	Housing Authority Region III Multifamily Revenue,
		Madeira Court Apartments - Series B
		(LOC: PNC Bank N.A.)
		3.860%, 02/07/2007 (a)(b)	1,500,000
	1,050,000	Las Cruces Industrial Development Revenue, Parkview
		Metal Products
		(LOC: American National Bank & Trust)
		3.950%, 02/07/2007 (a)(b)	1,050,000
			5,025,000
	New York - 3.2%
	725,000	Erie County Industrial Development Agency Revenue,
		MMars 3rd Pg - B&G Properties - Class B
		(LOC: HSBC)
		4.100%, 02/07/2007 (a)(b)	725,000
	3,000,000	Municipal Securities Trust Certificates Class A
		3.590%, 02/07/2007 (a)(b)	3,000,000
	630,000	Industrial Development Revenue, Agency Civic Peninsula Hospital Center
		(LOC: JP Morgan Chase Bank)
		3.900%, 02/07/2007 (a)(b)	630,000
	371,100	Industrial Development Revenue, Abigail Press Inc.
		(LOC: JP Morgan Chase Bank)
		3.900%, 02/07/2007 (a)(b)	371,100
	115,000	Niagara County Industrial Development Agency
		Revenue, MMars Second Program - Series A
		4.100%, 02/07/2007 (a)(b)	115,000
	1,500,000	Riverhead Industrial Development Authority, Altaire
		Pharmaceuticals Project
		(LOC: Mellon Bank)
		3.850%, 02/07/2007 (a)(b)	1,500,000
	10,030,500	State Housing Finance Agency, HFA 1392 - Pool Trust
		3.860%, 02/07/2007 (a)(b)	10,030,500
			16,371,600
	Ohio - 2.8%
	720,000	Cuyahoga County Industrial Development Revenue,
		Edge Seal Technologies
		(LOC: Firstmerit Bank)
		3.860%, 02/07/2007 (a)(b)	720,000
	1,220,000	Hamilton County Economic Development Revenue,
		Union Institute
		(LOC: Huntington National Bank)
		3.880%, 02/07/2007 (a)(b)	1,220,000
	2,360,000	Portage County Industrial Development Revenue, NCSP LP
		(LOC: Huntington National Bank)
		3.850%, 02/07/2007 (a)(b)	2,360,000
	2,100,000	Richland County Industrial Development Revenue,
		Mansfield Motel Partnership
		(LOC: Huntington National Bank)
		3.950%, 02/07/2007 (a)(b)	2,100,000
	5,400,000	Summit Cnty Ohio Port Auth Ind Var-newco
		(LOC: First Merit Bank)
		3.890%, 02/07/2007 (a)(b)	5,400,000
	2,660,000	Wood County Industrial Development Revenue Bonds
		(LOC: First Merit Bank)
		3.890%, 02/07/2007 (a)(b)	2,660,000
			14,460,000
	Oklahoma - 0.7%
	3,595,000	Oklahoma County Finance Authority Multi-Family
		Housing Revenue, Santa Fe Pointe Apts - Series A
		3.750%, 12/01/2007 (c)	3,595,000

	Oregon - 0.2%
	800,000	State Economic Development Revenue, Patrick Industrial Project
		(LOC: Bank One N.A.)
		3.950%, 02/07/2007 (a)(b)	800,000

	Rhode Island - 0.3%
	1,300,000	Industrial Facilities Corporation Development Revenue,
		Greystone of Lincoln Project
		(LOC: Citizens Bank NA)
		3.900%, 02/07/2007 (a)(b)	1,300,000

	South Carolina - 0.5%
	2,400,000	Jobs Economic Development Revenue, Dorris Properties,
		LLC Project
		(LOC: Wells Fargo Bank)
		3.710%, 02/07/2007 (a)(b)	2,400,000

	South Dakota - 1.0%
	1,400,000	Brookings Industrial Development Revenue, Lormar
		Development Co.
		(LOC: U.S. Bank N.A.)
		3.900%, 02/07/2007 (a)(b)	1,400,000
	2,900,000	Economic Development Finance Authority
		(LOC: Wells Fargo)
		3.710%, 02/07/2007 (a)(b)	2,900,000
	840,000	Economic Development Finance Authority
		Economic Revenue, Vicom Ltd.
		(LOC: Associated Bank N.A.)
		3.900%, 02/07/2007 (a)(b)	840,000
			5,140,000
	Tennessee - 1.8%
	5,000,000	Dickson Health Education & Housing Facility Board
		(LOC: Trustmark National Bank)
		3.990%, 02/07/2007 (a)(b)	5,000,000
	800,000	Hamilton County Industrial Development Revenue,
		Hamilton Plastics, Inc.
		(LOC: First American National Bank)
		3.760%, 02/07/2007 (a)(b)	800,000
	1,800,000	Huntingdon Industrial Development Board Revenue,
		Associates Rubber Co.
		(LOC: Suntrust Bank)
		3.970%, 02/07/2007 (a)(b)	1,800,000
	1,015,000	Jackson Health Educational & Housing Facility
		Board Revenue
		(LOC: First Tennessee Bank)
		4.000%, 12/01/2007 (c)	1,015,000
	400,000	Rutherford County Industrial Development Board/TN
		(LOC: Societe Generale)
		3.800%, 02/07/2007 (a)(b)	400,000
			9,015,000
	Texas - 11.1%
	4,820,000	Archer City Growth & Development, Pork Products II
		(LOC: Bank of Oklahoma N.A.)
		3.760%, 02/07/2007 (a)(b)	4,820,000
	8,000,000	Brazos River Harbor Navigation District - Series A
		(LOC: Bank of America N.A.)
		3.800%, 02/07/2007 (a)(b)	8,000,000
	4,500,000	Brazos River Harbor Navigation District - Series B
		3.780%, 02/07/2007 (a)(b)	4,500,000
	3,000,000	Dallam County Industrial Development Corporation
		Industrial Development Revenue, Dalhart Jersey Ranch
		(LOC: Fresno-Madera Fed Land)
		3.760%, 02/07/2007 (a)(b)	3,000,000
	5,000,000	Gulf Coast Waste Disposal Authority
		3.790%, 02/01/2007 (a)(b)	5,000,000
	1,800,000	Haltom City Tex Industrial Development Corp/TX
		(LOC: Bank of America N.A.)
		3.620%, 02/07/2007 (a)(b)	1,800,000
	10,565,000	Houston Housing Finance Corporation
		3.740%, 02/07/2007 (a)(b)	10,565,000
	4,500,000	Port Authority Naval District Revenue, Multi Mode
		Reference - Series C
		3.700%, 02/07/2007 (a)(b)	4,500,000
	9,500,000	Port Corpus Christi Authority Nueces County Waste
		Disposal, Flint Hills Resources LP
		3.810%, 02/07/2007 (a)(b)	9,500,000
	5,000,000	Port Authority Naval District Revenue, BASF Corporation
		3.790%, 02/01/2007	5,000,000
	315,000	Saginaw Industrial Development Authority, Glad Investing Project
		(LOC: Bank One Texas N.A.)
		4.050%, 02/07/2007 (a)(b)	315,000
			57,000,000
	Utah - 0.5%
	2,500,000	Housing Corporation Multifamily Revenue, Todd
		Hollow Apartments - A
		3.860%, 02/07/2007 (a)(b)	2,500,000

	Virginia - 0.2%
	1,000,000	Brunswick County Industrial Development Authority
		(LOC: Credit Suisse First Boston)
		3.950%, 02/07/2007 (a)(b)	1,000,000

	Washington - 2.6%
	1,110,000	Economic Development Finance Authority Revenue,
		Belina Interiors Inc. - Series F
		(LOC: Keybank N.A.)
		3.860%, 02/07/2007 (a)(b)	1,110,000
	2,195,000	Economic Development Finance Authority Revenue,
		Green Garden Foods Project - A
		(LOC: Wells Fargo Bank N.A.)
		3.710%, 02/07/2007 (a)(b)	2,195,000
	1,700,000	Economic Development Finance Authority Revenue,
		Hillstrom Ventures LLC
		(LOC: U.S. Bank N.A.)
		3.830%, 02/07/2007 (a)(b)	1,700,000
	2,745,000	Economic Development Finance Authority Revenue,
		Wesmar Co. Inc., Project - Series F
		(LOC: U.S. Bank N.A.)
		3.810%, 02/07/2007 (a)(b)	2,745,000
	1,855,000	Economic Development Financel Authority Revenue,
		B&H Dental Laboratory Project - Series B
		(LOC: U.S. Bank N.A.)
		3.830%, 02/07/2007 (a)(b)	1,855,000
	3,600,000	St Economic Development Finance Revenue Bonds
		(LOC: Keybank N.A.)
		3.750%, 02/07/2007 (a)(b)	3,600,000
			13,205,000
	Wisconsin - 3.1%
	500,000	Elkhorn Industrial Development Revenue
		(LOC: Bank One N.A.)
		3.850%, 02/07/2007 (a)(b)	500,000
	3,375,000	Fox Lake Redevelopment Authority Revenue,
		Karavan Trailers Inc.
		(LOC: Associated Bank N.A.)
		3.900%, 02/07/2007 (a)(b)	3,375,000
	1,180,000	Franklin Industrial Development Revenue,
		Howard Henz Co., Inc.
		(LOC: Associated Bank N.A.)
		3.930%, 02/07/2007 (a)(b)	1,180,000
	1,750,000	Franklin Industrial Development Revenue,
		Smyczek/ECS Project
		(LOC: Wells Fargo Bank N.A.)
		3.950%, 02/07/2007 (a)(b)	1,750,000
	4,110,000	Hull Industrial Development Revenue, Welcome
		Dairy, Inc.
		(LOC: Associated Bank N.A.)
		3.870%, 02/07/2007 (a)(b)	4,110,000
	1,870,000	Reedsburg Industrial Development Revenue, Cellox LLC
		(LOC: Associated Bank N.A.)
		3.930%, 02/07/2007 (a)(b)	1,870,000
	1,625,000	Rhinelander Industrial Development Revenue, Superior
		Diesel/SDI Properites
		(LOC: Associated Bank N.A.)
		3.930%, 02/07/2007 (a)(b)	1,625,000
	1,300,000	Sheboygan Industrial Development Revenue, Polyfab &
		Gill-Janssen
		(LOC: Associated Bank N.A.)
		3.900%, 02/07/2007 (a)(b)	1,300,000
	200,000	Sturgeon Bay Industrial Development Revenue, Midwest
		Wire Realty
		(LOC: Associated Bank N.A.)
		3.950%, 02/07/2007 (a)(b)	200,000
			15,910,000
		Total Municipal Bonds	503,353,600
	Cash - 1.0%
	5,329,000	Clipper Tax-Exempt Certificate Trust
		3.760%, 02/07/2007 (a)(b)	5,329,000
	3,018	SEI Tax Exempt Trust - Institutional Tax Free
		Portfolio - A	3,018
		Total Cash	5,332,018
		Total Investments (Cost $508,685,618) - 99.5%	508,685,618
		Other Assets in Excess of Liabilities - 0.5%	2,473,346
		TOTAL NET ASSETS - 100.0%	$511,158,964

(a)	Variable Rate Security-The rate reported is the rate in effect as of January 31, 2006.
	The date shown is the next reset date.
(b)	Maturity date represents First available put date.
(c)	Put Bond

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Tax Optimized Income

	Principal
	Amount		Value
	Asset Backed Securities - 6.2%
	$2,000,000	Access Student Loan Notes Series 2004-A,
		5.340%, 03/02/2007 (a)(b)	$2,001,250
	1,000,000	Collegiate Funding Loan Trust 2003-B,
		5.420%, 12/28/2043	1,000,625
		Total Asset Backed Securities	3,001,875
	Corporate Bonds - 2.1%
	1,000,000	AOL Time Warner, Inc.
		6.150%, 05/01/2007	1,001,351
		Total Corporate Bonds	1,001,351
	Municipal Bonds - 98.3%
	Alabama - 0.6%
	300,000	Mcintosh Industrial Development Board
		Environmental Revenue, CIBC Specialty
		4.060%, 02/01/2007 (a)(b)	300,000

	California - 6.0%
	1,000,000	California Housing Financial Agency Revenue
		5.310%, 02/01/2007 (a)(b)	1,000,000
	1,000,000	Statewide Communities Development Authority Solid
		Waste Facilities Revenue, Waste Management, Inc.
		(CS: Waste Management, Inc.)
		2.900%, 04/01/2007 (a)(b)(d)	997,930
	905,000	Stockton Certificates, United Christian Schools
		(LOC: Pacific Capital Bank N.A.)
		4.000%, 02/07/2007 (a)(b)	905,000
			2,902,930
	Georgia - 11.7%
	5,600,000	Athens-clarke County
		(LOC: Bank of America)
		5.280%, 02/01/2007 (a)(b)	5,600,000

	Guam - 1.0%
	500,000	Guam Education Financing Foundation
		5.000%, 10/01/2007	503,790

	Illinois - 3.1%
	500,000	Cook County High School Debt Certificates
		4.250%, 12/31/2007	500,020
	1,000,000	Student Assistance Loan Revenue, Taxable Series - V
		5.400%, 03/02/2007 (a)(b)(e)	1,000,000
			1,500,020
	Indiana - 4.2%
	2,000,000	Vigo County Industrial Development Revenue
		Republic Services, Inc.
		3.860%, 02/07/2007 (a)(b)	2,000,000

	Kentucky - 1.4%
	650,000	Shelby County Industrial Building Revenue,
		Roll Forming Corp.
		(LOC: Bayerische)
		4.050%, 02/07/2007 (a)(b)	650,000

	Louisiana - 6.1%
	750,000	Caddo-Bossier Parishes Port Commission,
		Shreveport Fabrications
		(LOC: Hibernia National Bank)
		4.620%, 02/07/2007 (a)(b)	750,000
	2,200,000	Jefferson Parish LA Industrial Development Board
		4.250%, 02/01/2007 (a)(b)	2,200,000
			2,950,000
	Massachusetts - 13.0%
	3,000,000	State Port Authority Revenue, Delta Air Lines Series C
		4.300%, 03/02/2007	3,000,000
	1,045,000	State Industrial Finance Agency Revenue,
		Asahi/America, Inc.
		(LOC: Citizens Bank of Massachusetts)
		3.125%, 03/01/2009 (d)	1,026,357
	2,200,000	State Port Authority Revenue Bonds, Delta
		Air Lines Series - B
		(CS: AMBAC)
		4.250%, 03/02/2007 (a)(b)(e)	2,200,000
			6,226,357
	Minnesota - 2.8%
	1,360,000	St. Cloud Housing & Redevelopment Authority
		Industrial Development Revenue, CMMB LLP
		(LOC: Bremer Bank)
		4.200%, 02/07/2007 (a)(b)	1,360,000

	New Jersey - 9.9%
	1,000,000	Bayonne General Obligation
		5.000%, 09/19/2007	1,004,970
	1,000,000	Economic Development Authority Revenue Floats
		4.010%, 02/07/2007 (a)(b)	1,000,000
	1,165,000	Tobacco Settlement Finance Corp.
		5.750%, 06/01/2012	1,244,919
	1,500,000	Wanaque Valley Regional Sewage Authority
		4.750%, 09/28/2007	1,502,970
			4,752,859
	New York - 1.1%
	500,000	Westchester Tobacco Asset Securitization Corporation
		5.000%, 06/01/2015 (a)(b)	511,585

	North Carolina - 2.1%
		North Carolina Medical Care Health Care Facilities
		Revenue, Moravian Home, Inc.
	335,000	4.200%, 10/01/2007	334,685
	675,000	4.250%, 10/01/2008	672,624
			1,007,309
	Ohio - 0.4%
	215,000	Summit County Industrial Development Revenue,
		LKL Properties, Inc.
		(LOC: First Merit Bank N.A.)
		4.000%, 02/07/2007 (a)(b)	215,000

	Oklahoma - 6.9%
	1,000,000	Cherokee Nation Health Care, 144A
		(Acquired 12/18/2006, Cost $1,000,000)
		4.100%, 12/01/2011 (f)	992,180
	2,300,000	Tulsa County Industrial Authority Multifamily
		Revenue, Affordable Housing Series B
		4.100%, 03/02/2007 (e)	2,300,000
			3,292,180
	Puerto Rico - 4.8%
		Puerto Rico GDB
	1,000,000	4.050%, 04/25/2007 (c)	1,000,000
	1,300,000	4.100%, 04/03/2007 (c)	1,300,000
			2,300,000

	Pennsylvania - 3.5%
	1,700,000	Penn State Higher Education Assistance Agency
		Student Loan Revenue - Class B
		5.350%, 03/02/2007 (a)(b)(e)	1,700,000

	South Carolina - 2.1%
	1,000,000	Charleston County Industrial Revenue, Tandy Corp.
		4.950%, 02/07/2007 (a)(b)	1,000,000

	Texas - 17.6%
	100,000	Dallas Industrial Development Revenue, CR/PL Inc. Project
		(LOC: LASalle Bank N.A.)
		4.125%, 02/07/2007 (a)(b)	100,000
	2,000,000	Gulf Coast Industrial Development Authority, Cinergy Solutions Project
		(CS: Cinergy Corporation)
		4.000%, 02/07/2007 (a)(b)	2,000,000
	1,960,000	Revenue Bond Certificates Series Trust, Heather Lane - Taxable
		(CS: AIG)
		5.570%, 02/07/2007 (a)(b)	1,960,000
	4,400,000	Theop, LLC
		(Acquired 1/31/2007, Cost $4,400,000)
		5.750%, 03/04/2007 (a)(b)(e)(f)	4,400,000
			8,460,000
		Total Municipal Bonds	47,232,030
	Short-Term Investments - 1.8%
	841,061	Federated Government Obligations Fund	841,061
		Total Short-Term Investments	841,061
		Total Investments (Cost $51,970,288) - 108.4%	52,076,317
		Liabilities in Excess of Other Assets - (8.4)%	(4,048,367)
		TOTAL NET ASSETS - 100.0%	$48,027,950

(a)	Variable Rate Security--The rate reported is the rate in effect as of January 31, 2006.
	The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Commercial Paper
(d)	Put Bond
(e)	Auction Rate Note
(f)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by
	the Board of Trustees.
CS-Credit Support
LOC-Letter of Credit

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Municipal Money Market Fund
Cost of investments	$508,385,618
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Tax Optimized Income Fund
Cost of investments	$51,970,288
Gross unrealized appreciation	141,986
Gross unrealized depreciation	(35,957)
Net unrealized appreciation	$106,029

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber                                     _
                                     Samuel A. Lieber, President

Date   03/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                       Samuel A. Lieber, President
                Date   03/29/2007

By (Signature and Title)* /s/ Sheldon Flamm                                     _
                                       Sheldon Flamm, Treasurer

Date  03/28/2007

* Print the name and title of each signing officer under his or her signature.